Share-based payment arrangements - Additional Information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of PSUs, RSUs and stock options outstanding | shares	7,013,127		7,641,161	7,507,841
Share-based payment expense, net of forfeitures | $	$ 17,350	$ 17,771